PENN SERIES FUNDS, INC.

Supplement dated May 31, 2024
to the Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, the fee table under the heading “Annual Fund Operating Expenses” and the expense examples under the heading “Example” in each respective Fund’s “Fund Summary” section are hereby replaced in their entirety by the following:
Large Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.53%
Distribution (12b‑1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses*	0.86%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$88	$274	$477	$1,061

Large Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.64%
Distribution (12b‑1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	0.91%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$93	$290	$504	$1,120
Mid Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Total Annual Fund Operating Expenses*	0.96%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,178
Mid Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.54%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.83%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Mid Core Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.05%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283
SMID Cap Growth
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.73%
Distribution (12b‑1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	1.03%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$105	$328	$569	$1,259
SMID Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b‑1) Fees	None
Other Expenses	0.35%
Total Annual Fund Operating Expenses*	1.15%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Small Cap Growth Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.69%
Distribution (12b‑1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses*	0.98%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201
Small Cap Value Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.68%
Distribution (12b‑1) Fees	None
Other Expenses	0.31%
Total Annual Fund Operating Expenses*	0.99%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213
International Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.76%
Distribution (12b‑1) Fees	None
Other Expenses	0.28%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	1.05%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

Emerging Markets Equity Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.83%
Distribution (12b‑1) Fees	None
Other Expenses	0.46%
Total Annual Fund Operating Expenses*	1.29%

*	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fee rate effective June 1, 2024.
Example

1 Year	3 Years	5 Years	10 Years
$131	$409	$708	$1,556

2.	Portfolio Manager Change for Mid Cap Growth Fund
Effective June 1, 2024, Mr. Nathan A. Brown stopped serving as a portfolio manager of the Mid Cap Growth Fund. Accordingly, effective June 1, 2024, all references to Mr. Brown in the Prospectus are deleted in their entirety. Ms. Kimberly A. Scott and Mr. Bradley P. Halverson will continue to serve as portfolio managers of the Fund.
Mr. Brown’s departure will not result in any further changes to the investment process for the Fund or to the other disclosures concerning the Fund, including the investment objective, strategies and risks.

3.	Portfolio Manager Change for Developed International Index Fund
Effective August 9, 2024, Mr. Dwayne Hancock will stop serving as a portfolio manager of the Developed International Index Fund. Accordingly, effective August 9, 2024, all references to Mr. Hancock in the Prospectus are deleted in their entirety. Ms. Kathleen Morgan and Mr. Emiliano Rabinovich will continue to serve as portfolio managers of the Fund.
Mr. Hancock’s departure will not result in any further changes to the investment process for the Fund or to the other disclosures concerning the Fund, including the investment objective, strategies and risks.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
PM9076  05/24

PENN SERIES FUNDS, INC.

Supplement dated May 31, 2024
to the Statement of Additional Information (“SAI”)
dated May 1, 2024
This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI. Capitalized terms used but not defined herein shall have the meanings given to such terms in the SAI.

1.
Advisory Fee Reductions for Large Cap Growth Fund, Large Core Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Mid Core Value Fund, SMID Cap Growth Fund, SMID Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund and Emerging Markets Equity Fund (each, a “Fund,” and collectively, the “Funds”)

On May 23, 2024, Penn Mutual Asset Management, LLC recommended, and the Board of Directors of the Penn Series Funds, Inc. approved, a reduction in the investment advisory and sub‑advisory fee rates paid by each of the Funds, effective June 1, 2024.
Accordingly, effective June 1, 2024, each respective Fund’s investment advisory fee rate, as set forth in the table under the heading “General Information — Investment Advisory Services,” is hereby replaced in its entirety with the following:

NAME OF FUND	INVESTMENT ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Cap Growth Fund	0.53%

Large Core Value Fund	0.64% of the first $150,000,000; 0.62% of the next $250,000,000; 0.60% over $400,000,000.

Mid Cap Growth Fund	0.68%

Mid Cap Value Fund	0.54% of the first $250,000,000; 0.525% of the next $250,000,000; 0.50% of the next $250,000,000; 0.475% of the next $250,000,000; 0.45% of the next $500,000,000; 0.425% over $1,500,000,000.

Mid Core Value Fund	0.68%

SMID Cap Growth Fund	0.73%

SMID Cap Value Fund	0.80%

Small Cap Growth Fund	0.75% of the first $25,000,000; 0.70% of the next $25,000,000; 0.65% over $50,000,000.

Small Cap Value Fund	0.71% of the first $50,000,000; 0.68% of the next $50,000,000; 0.66% over $100,000,000.

International Equity Fund	0.81% of the first $200,000,000; 0.61% over $200,000,000.

Emerging Markets Equity Fund	0.83%

In addition, each respective Fund’s sub‑advisory fee, as set forth in the second table under the heading “General Information — Investment Advisory Services,” is hereby replaced in its entirety by the following:

NAME OF FUND	NAME OF SUB‑ ADVISER	SUB‑ADVISORY FEES (As a Percentage of the Average Daily Net Assets of the Fund)
Large Cap Growth Fund	Massachusetts Financial Services Company	0.35%

Large Core Value Fund	Eaton Vance Management	0.30% of the first $150,000,000; 0.25% of the next $250,000,000; 0.22% over $400,000,000.

Mid Cap Growth Fund	Delaware Investments Fund Advisers	0.35% of the first $300,000,000; 0.30% over $300,000,000.

Mid Cap Value Fund	Janus Henderson Investors US LLC	0.33%

Mid Core Value Fund	American Century Investment Management, Inc.	0.39%

SMID Cap Growth Fund	Goldman Sachs Asset Management, L.P.	0.40% of the first $50,000,000; 0.38% of the next $50,000,000; 0.36% over $100,000,000.

SMID Cap Value Fund	AllianceBernstein L.P.	0.60% of the first $50,000,000; 0.55% of the next $100,000,000; 0.50% over $150,000,000.

Small Cap Growth Fund	Janus Henderson Investors US LLC	0.45%

Small Cap Value Fund	Goldman Sachs Asset Management, L.P.	0.55% of the first $50,000,000; 0.50% of the next $50,000,000; 0.48% over $100,000,000.

International Equity Fund	Vontobel Asset Management, Inc.	0.30% of the first $200,000,000*; 0.22% over $200,000,000*. *Based on aggregate Emerging Markets Equity Fund and International Equity Fund assets under management

Emerging Markets Equity Fund	Vontobel Asset Management, Inc.	0.30% of the first $200,000,000*; 0.22% over $200,000,000*. *Based on aggregate Emerging Markets Equity Fund and International Equity Fund assets under management

2.	Portfolio Manager Change for Mid Cap Growth Fund
Effective June 1, 2024, Mr. Nathan A. Brown stopped serving as a portfolio manager of the Mid Cap Growth Fund. Accordingly, effective June 1, 2024, all references to Mr. Brown in the SAI are deleted in their entirety. Ms. Kimberly A. Scott and Mr. Bradley P. Halverson will continue to serve as portfolio managers of the Fund.
Mr. Brown’s departure will not result in any further changes to the investment process for the Fund or to the other disclosures concerning the Fund.

3.	Portfolio Manager Change for Developed International Index Fund
Effective August 9, 2024, Mr. Dwayne Hancock will stop serving as a portfolio manager of the Developed International Index Fund. Accordingly, effective August 9, 2024, all references to Mr. Hancock in the SAI are deleted in their entirety. Ms. Kathleen Morgan and Mr. Emiliano Rabinovich will continue to serve as portfolio managers of the Fund.
Mr. Hancock’s departure will not result in any further changes to the investment process for the Fund or to the other disclosures concerning the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

PM9077  05/24